SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended
	Jul. 02, 2025	Jun. 13, 2025	May 01, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025
Advances from investors					$ 236,000
Unsecured Convertible Notes [Member]
Proceeds from convertible notes			$ 900,000
Maturity period					180 years
Conversion price per share			$ 1.04
Description of reverse stock split		6:1 reverse stock split
Shares Reserved for Issuance Under 2018 Plan						80,693
convertible notes [Member]
Convertible debt, Conversion feature				The convertible notes are subject to voluntary and automatic provisions for conversion into the Company’s common stock, as well as conversion into warrants to purchase the Company’s common stock for a five-year period at a price of $1.04.
unsecured convertible notes [Member]
Proceeds from issuance of debt				$ 650,000
Debt instrument, Term				180 days
Investor [Member]
Proceeds from convertible notes					$ 236,000
Board of directors, an officer and consultants [Member]
Proceeds from convertible notes			$ 350,000
Members Of The Board Of Directors And Officer And Consultants [Member] | convertible notes [Member]
Related party transactions, Debt				$ 350,000
CEO
Stock Options, Granted	40,393
Stock Options, exercise price	$ 11.03
Certain employees and consultants
Stock Options, Granted	58,473
Stock Options, exercise price	$ 11.03